INCOME TAXES (Tables)	12 Months Ended
Jan. 01, 2023
Income Taxes [Abstract]
Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate	The reasons for the difference and the related tax effects are as follows:

	2022	2021

Earnings before income taxes	$566,428	$624,558
Applicable statutory tax rate	26.5%	26.5%
Income taxes at applicable statutory rate	150,103	165,508

Increase (decrease) in income taxes resulting from:
Effect of different tax rates and additional income taxes in other jurisdictions	(132,436)	(157,321)
Income tax and other adjustments related to prior taxation years	321	73
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(9,938)	(8,593)
Non-recognition of tax benefits related to tax losses and temporary differences	13,151	11,035
Effect of non-deductible expenses and other	3,687	6,673
Total income tax expense	$24,888	$17,375
Average effective tax rate	4.4%	2.8%

Major components of tax expense (income)
The details of income tax expense are as follows:

	2022	2021

Current income taxes, includes a recovery of $1,283 (2021 - $1,061) relating to prior taxation years	$25,039	$18,340

Deferred income taxes:
Origination and reversal of temporary differences	(4,968)	(4,541)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(9,938)	(8,593)
Non-recognition of tax benefits related to tax losses and temporary differences	13,151	11,035
Adjustments relating to prior taxation years	1,604	1,134
	(151)	(965)
Total income tax expense	$24,888	$17,375

Disclosure of temporary difference, unused tax losses and unused tax credits
Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	January 1, 2023	January 2, 2022

Deferred income tax assets:
Non-capital losses	$111,792	$102,138
Non-deductible reserves and accruals	14,837	26,304
Property, plant and equipment and Right-of-use assets	19,761	16,434
Intangible assets	3,427	2,537
Other items	10,189	7,730
	160,006	155,143
Unrecognized deferred income tax assets	(105,658)	(102,749)
Deferred income tax assets	$54,348	$52,394

Deferred income tax liabilities:
Property, plant and equipment	$(38,348)	$(34,668)
Deferred income tax liabilities	$(38,348)	$(34,668)
Deferred income taxes	$16,000	$17,726

The details of changes to deferred income tax assets and liabilities were as follows:

	2022	2021

Balance, beginning of fiscal year, net	$17,726	$17,689

Recognized in the statements of earnings:
Non-capital losses	10,133	3,462
Non-deductible reserves and accruals	(11,218)	(1,944)
Property, plant and equipment	797	(4,909)
Intangible assets	888	6,425
Other	2,459	274
Unrecognized deferred income tax assets	(2,908)	(2,343)
	151	965

Business acquisitions	(1,754)	(979)
Other	(123)	51
Balance, end of fiscal year, net	$16,000	$17,726